Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) - Spectrum Global Solutions, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Cobra Equities SPV, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Jun. 01, 2019
SCS Capital Partners, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Dec. 30, 2021
SCS Capital Partners, LLC One [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	10.00%
Debt instrument maturity date	Dec. 31, 2021
Convertible debentures, net of discount	$ 32,603
IQ Financial Inc. [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	9.00%
Debt instrument maturity date	Jan. 01, 2023
Convertible debentures, net of discount	$ 163,681
IQ Financial Inc. One [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	9.00%
Debt instrument maturity date	Jan. 01, 2023
Convertible debentures, net of discount	$ 206,122
Jeffrey Gardner [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	6.00%
Debt instrument maturity date	Sep. 15, 2021
James Marsh [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	6.00%
Debt instrument maturity date	Sep. 15, 2021
Roger Ponder [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	10.00%
Debt instrument maturity date	Aug. 31, 2022
Debt Premium	$ 58,349